Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Income Tax Expense (Benefit)	$ 2,019	$ 2,657	$ 2,566
Earliest Tax Year [Member]
Open Tax Year	2011